BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 79.7%
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.5%
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	475,000		$517,432	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	1,280,000		1,570,835
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		226,710	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,352,917	(a)(b)

Total Diversified Telecommunication Services					3,667,894

Media - 4.6%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		1,529,173	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,436,274	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,365,000		2,489,860	(a)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		836,031	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		832,391	(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		282,854	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000		2,082,000	(a)(b)
TEGNA Inc., Senior Notes	4.625%	3/15/28	1,400,000		1,419,936	(a)(b)

Total Media					10,908,519

Wireless Telecommunication Services - 3.5%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	2,275,000		2,532,223	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,330,000		2,995,506	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,820,000		2,916,585	(b)

Total Wireless Telecommunication Services					8,444,314

TOTAL COMMUNICATION SERVICES					23,020,727

CONSUMER DISCRETIONARY - 10.9%
Automobiles - 5.0%
Ford Motor Co., Senior Notes	8.500%	4/21/23	2,500,000		2,804,375	(b)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	8,300,000		9,170,671	(a)

Total Automobiles					11,975,046

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 2.3%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,455,000	$1,555,548	(a)(b)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	1,440,000	1,558,800	(a)(b)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	745,000	768,341	(a)(b)
Wyndham Destinations Inc., Senior Secured Notes	6.000%	4/1/27	1,475,000	1,634,005	(b)

Total Hotels, Restaurants & Leisure				5,516,694

Leisure Products - 1.0%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	2,515,000	2,561,276	(b)

Specialty Retail - 2.6%
Gap Inc., Senior Secured Notes	8.875%	5/15/27	1,235,000	1,443,406	(a)
L Brands Inc., Senior Notes	6.625%	10/1/30	370,000	414,881	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,185,000	4,318,397	(a)(b)

Total Specialty Retail				6,176,684

TOTAL CONSUMER DISCRETIONARY				26,229,700

CONSUMER STAPLES - 1.6%
Food Products - 1.4%
BRF SA, Senior Notes	3.950%	5/22/23	1,225,000	1,278,606	(a)(b)
BRF SA, Senior Notes	4.875%	1/24/30	1,275,000	1,356,517	(a)(b)
JBS Investments II GmbH, Senior Notes	7.000%	1/15/26	625,000	669,219	(a)

Total Food Products				3,304,342

Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	508,780	(a)

TOTAL CONSUMER STAPLES				3,813,122

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp., Senior Notes	4.875%	11/15/27	710,000	730,590
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,640,250	(a)(b)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	2,445,000	3,018,306	(b)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	1,405,000	1,582,733	(b)
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	2,020,000	2,257,855	(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	3,730,000	3,581,732
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	3,550,000	3,116,722

TOTAL ENERGY				15,928,188

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 18.4%
Banks - 6.2%
Banco do Brasil SA, Junior Subordinated Notes (6.250% to 4/15/24 then 10 year Treasury Constant Maturity Rate + 4.398%)	6.250%	4/15/24	1,480,000	$1,474,450	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	1,335,000	1,419,265	(c)(d)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	10,488,973	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	1,425,000	1,454,384	(c)(d)(e)

Total Banks				14,837,072

Capital Markets - 9.3%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	17,757,426
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,139,258	(b)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,610,078	(a)

Total Capital Markets				22,506,762

Consumer Finance - 2.3%
Ally Financial Inc., Senior Notes	4.250%	4/15/21	1,870,000	1,883,966	(b)
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,485,000	3,592,551	(a)

Total Consumer Finance				5,476,517

Insurance - 0.6%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	735,000	738,546	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	730,000	687,569

Total Insurance				1,426,115

TOTAL FINANCIALS				44,246,466

HEALTH CARE - 4.7%
Health Care Providers & Services - 0.3%
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	599,222	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL - Global Income Opportunities Fund Inc. 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 4.4%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,440,000	$1,476,806	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,010,000	1,084,760	(a)(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	650,000	725,033	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	2,550,000	2,609,160	(a)(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,504,491	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	1,527,683
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,734,459	(b)

Total Pharmaceuticals				10,662,392

TOTAL HEALTH CARE				11,261,614

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
Boeing Co., Senior Notes	5.040%	5/1/27	3,065,000	3,574,153
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	1,310,000	1,476,043	(a)

Total Aerospace & Defense				5,050,196

Airlines - 2.3%
Air Canada, Senior Notes	7.750%	4/15/21	1,735,000	1,748,013	(a)(b)
Air Canada Pass-Through Trust	5.250%	4/1/29	227,000	245,743	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,280,000	3,636,702	(a)

Total Airlines				5,630,458

Commercial Services & Supplies - 0.6%
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,427,422	(a)(b)

Industrial Conglomerates - 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	2,425,000	2,567,901

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000	324,775	(a)(b)
Navios South American Logistics Inc./ Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	975,000	1,070,062	(a)(b)

Total Marine				1,394,837

Road & Rail - 0.3%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	590,000	634,987	(a)

Trading Companies & Distributors - 0.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	500,000	544,062	(a)

TOTAL INDUSTRIALS				17,249,863

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 3.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	$1,455,563	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	527,336	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,452,289	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,353,670	(a)(b)
ViaSat Inc., Senior Notes	5.625%	9/15/25	1,450,000	1,484,872	(a)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,369,063	(a)

Total Communications Equipment				8,642,793

Electronic Equipment, Instruments & Components - 1.5%
Jabil Inc., Senior Notes	3.600%	1/15/30	3,275,000	3,606,168

Semiconductors & Semiconductor Equipment - 0.4%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	793,125	(a)(b)

Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,870,000	1,944,052	(a)(b)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,231,892	(a)(b)

Total Technology Hardware, Storage & Peripherals				3,175,944

TOTAL INFORMATION TECHNOLOGY				16,218,030

MATERIALS - 8.5%
Chemicals - 2.3%
Braskem Netherlands Finance BV, Senior Notes (8.500% to 1/23/26 then 5 year Treasury Constant Maturity Rate + 8.220%)	8.500%	1/23/81	1,440,000	1,598,112	(a)(b)(d)
Methanex Corp., Senior Notes	5.125%	10/15/27	750,000	784,688	(b)
Tronox Inc., Senior Notes	6.500%	4/15/26	1,825,000	1,884,312	(a)(b)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	1,200,000	1,288,500	(a)(b)

Total Chemicals				5,555,612

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	730,000	752,178	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,430,000	1,483,682	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,465,000	1,557,478	(a)(b)

Total Containers & Packaging				3,793,338

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 4.6%
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	720,000	$774,619	(a)(b)
Century Aluminum Co., Senior Secured Notes	12.000%	7/1/25	670,000	721,925	(a)
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	740,000	758,037	(b)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	2,840,000	2,950,050	(b)
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	720,000	736,488	(a)(b)
CSN Resources SA, Senior Notes	7.625%	4/17/26	1,005,000	1,081,310	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	640,000	654,659	(a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	3,153,396	(a)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	108,333	(a)

Total Metals & Mining				10,938,817

TOTAL MATERIALS				20,287,767

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000	1,194,588	(a)(b)
Sunac China Holdings Ltd., Senior Secured Notes	8.350%	4/19/23	2,755,000	2,885,862	(e)

Total Equity Real Estate Investment Trusts (REITs)				4,080,450

Real Estate Management & Development - 1.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	2,825,000	3,072,936	(a)

TOTAL REAL ESTATE				7,153,386

UTILITIES - 2.4%
Electric Utilities - 1.2%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000	1,289,046	(a)(b)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000	973,183	(b)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	517,500	(a)(b)

Total Electric Utilities				2,779,729

Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	718,619	(b)

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp., Senior Secured Notes	3.300%	7/15/25	685,000	745,602	(a)(b)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000	1,540,769	(b)

Total Independent Power and Renewable Electricity Producers				2,286,371

TOTAL UTILITIES				5,784,719

TOTAL CORPORATE BONDS & NOTES (Cost - $172,237,975)				191,193,582

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 44.7%
Brazil - 14.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	$7,718,258
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	25,761,172

Total Brazil					33,479,430

China - 0.4%
China Government Bond	2.680%	5/21/30	7,000,000	CNH	1,037,087

India - 8.9%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	21,328,125

Indonesia - 11.6%
Indonesia Treasury Bond	8.375%	9/15/26	50,000,000,000	IDR	4,038,738
Indonesia Treasury Bond	9.000%	3/15/29	120,400,000,000	IDR	10,035,422
Indonesia Treasury Bond	8.375%	3/15/34	69,800,000,000	IDR	5,652,208
Indonesia Treasury Bond	8.750%	2/15/44	96,900,000,000	IDR	8,025,950

Total Indonesia					27,752,318

Mexico - 9.7%
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	23,379,587

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	300,000		320,226	(a)

TOTAL SOVEREIGN BONDS (Cost - $125,835,007)					107,296,773

COLLATERALIZED MORTGAGE OBLIGATIONS (f) -17.1%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.104%	2/15/50	43,635,228		2,188,394	(d)
BANK, 2017-BNK4 XA, IO	1.400%	5/15/50	4,628,649		289,141	(d)
BBCMS Mortgage Trust, 2019-BWAY D (1 mo. USD LIBOR + 2.160%)	2.286%	11/15/34	2,000,000		1,956,404	(a)(d)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%, 0.000% floor)	0.000%	9/17/50	2,000,000	EUR	2,085,284	(d)(e)
BX Commercial Mortgage Trust, 2018-IND D (1 mo. USD LIBOR + 1.300%)	1.426%	11/15/35	1,561,700		1,566,800	(a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.151%	4/10/48	2,500,000		2,684,459	(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.106%	5/15/36	2,500,000		2,507,192	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.880%	9/25/48	4,575,000		4,792,334	(a)(d)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2 (1 mo. USD LIBOR + 2.300%)	2.430%	10/25/48	2,150,000		$2,166,695	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.580%	3/25/49	1,546,664		1,560,343	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA4 B2 (1 mo. USD LIBOR + 6.250%)	6.380%	10/25/49	860,000		890,293	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	4.230%	3/25/31	2,000,000		2,047,858	(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	4.280%	8/25/31	3,000,000		3,104,746	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.230%	7/25/39	230,000		235,946	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.380%	1/25/40	1,025,000		1,013,325	(a)(d)
FREMF Mortgage Trust, 2017-K63 C	3.872%	2/25/50	575,000		622,899	(a)(d)
FREMF Mortgage Trust, 2019-K102 C	3.530%	12/25/51	2,580,000		2,736,538	(a)(d)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.488%	2/10/46	14,003,892		369,155	(d)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	1,200,000	EUR	757,193	(d)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	7,400,000	EUR	4,211,935	(d)(e)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.197%	11/15/45	400,000		430,928	(d)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%, 0.000% floor)	0.000%	2/17/50	1,889,002	EUR	2,008,397	(d)(e)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.053%	4/15/45	27,829,966		242,149	(a)(d)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.406%	8/15/46	59,667,004		502,504	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $41,163,858)					40,970,912

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.8%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,950,000	$2,727,548	(b)

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	1,475,000	1,562,698	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,150,837)				4,290,246

ASSET-BACKED SECURITIES - 0.2%
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $589,064)	0.820%	5/25/35	588,093	589,371	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $343,976,741)				344,340,884

			SHARES
SHORT-TERM INVESTMENTS - 4.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $10,641,256)	0.026%		10,641,256	10,641,256

TOTAL INVESTMENTS - 148.0% (Cost - $354,617,997)				354,982,140

Mandatory Redeemable Preferred Stock, at Liquidation Value - (25.0)%				(60,000,000)
Other Liabilities in Excess of Other Assets - (23.0)%				(55,058,257)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$239,923,883

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNH	— Chinese Offshore Yuan
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	22	3/21	$4,495,552	$4,503,813	$(8,261)

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	479,300,000	USD	23,604,442	Citibank N.A.	2/3/21	$(235,598)
USD	3,215,877	MXN	65,300,000	Citibank N.A.	2/3/21	32,098
USD	22,237,172	MXN	479,300,000	Citibank N.A.	2/3/21	(1,131,672)
MXN	33,000,000	USD	1,625,360	HSBC Securities Inc.	2/3/21	(16,405)
MXN	32,300,000	USD	1,618,540	Morgan Stanley & Co. Inc.	2/3/21	(43,715)
CAD	13,800,000	USD	10,795,799	Citibank N.A.	2/5/21	(3,841)
USD	10,740,971	CAD	13,800,000	Goldman Sachs Group Inc.	2/5/21	(50,986)
INR	779,000,000	USD	10,666,849	Barclays Bank PLC	2/9/21	(3,428)
USD	10,485,933	INR	779,000,000	Barclays Bank PLC	2/9/21	(177,488)
GBP	1,920,000	USD	2,545,488	HSBC Securities Inc.	2/19/21	85,452
GBP	24,550,000	USD	32,547,776	HSBC Securities Inc.	2/19/21	1,092,630
USD	18,259,420	GBP	13,540,000	JPMorgan Chase & Co.	2/19/21	(294,189)
RUB	120,000,000	USD	1,623,706	Citibank N.A.	2/24/21	(42,532)
RUB	120,000,000	USD	1,615,291	Citibank N.A.	2/24/21	(34,118)
RUB	852,000,000	USD	11,153,044	Citibank N.A.	2/24/21	73,289
RUB	1,340,000,000	USD	17,873,578	Citibank N.A.	2/24/21	(217,139)
USD	10,555,255	JPY	1,095,000,000	Citibank N.A.	2/24/21	99,041
USD	3,652,103	RUB	270,000,000	Citibank N.A.	2/24/21	94,463

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,095,000,000	USD	10,552,403	HSBC Securities Inc.	2/24/21	$(96,190)
TRY	143,700,000	USD	18,356,007	Goldman Sachs Group Inc.	3/4/21	1,025,787
CLP	3,620,000,000	USD	4,764,851	HSBC Securities Inc.	3/5/21	163,831
EUR	8,040,000	USD	9,869,181	Citibank N.A.	4/12/21	(95,869)
USD	8,960,823	EUR	7,300,000	Citibank N.A.	4/12/21	87,045
USD	10,225,158	EUR	8,330,000	Citibank N.A.	4/12/21	99,327
BRL	56,340,000	USD	10,247,363	HSBC Securities Inc.	4/14/21	27,553
COP	11,200,000,000	USD	3,188,294	JPMorgan Chase & Co.	4/22/21	(60,667)
USD	15,583,134	IDR	221,000,000,000	JPMorgan Chase & Co.	4/26/21	(44,272)
USD	10,529,873	INR	779,000,000	Barclays Bank PLC	5/10/21	11,667
MXN	59,100,000	USD	2,878,153	Citibank N.A.	5/13/21	(27,091)
USD	23,341,775	MXN	479,300,000	Citibank N.A.	5/13/21	219,707
CAD	13,800,000	USD	10,743,480	Goldman Sachs Group Inc.	5/14/21	50,095

Total						$586,785

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

At January 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$1,250,000	6/20/21	0.275%	5.000% quarterly	$23,262	$22,088	$1,174
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	2,550,000	6/20/21	0.453%	5.000% quarterly	45,639	35,101	10,538
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	2,390,000	6/20/22	0.597%	5.000% quarterly	147,039	138,940	8,099
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	1.014%	5.000% quarterly	132,649	130,530	2,119
JPMorgan Chase & Co. (Cleveland- Cliffs Inc., 1.500%, due 1/15/25)	1,360,000	6/20/21	0.877%	5.000% quarterly	22,042	(13,398)	35,440
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550% due 3/15/26)	1,485,000	6/20/21	2.386%	1.000% quarterly	(8,050)	(16,966)	8,916

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	$1,245,000	6/20/21	1.022%	5.000% quarterly	$19,460	$18,854	$606
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	1,485,000	6/20/23	1.392%	1.000% quarterly	(13,756)	(47,038)	33,282
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	2.289%	1.000% quarterly	(87,199)	(149,450)	62,251
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.548%	1.000% quarterly	5,153	(17,546)	22,699
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	0.548%	1.000% quarterly	7,651	(26,066)	33,717
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	0.628%	1.000% quarterly	6,697	(15,425)	22,122

Total	$18,755,000				$300,587	$59,624	$240,963

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	13

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

15

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$191,193,582	—	$191,193,582
Sovereign Bonds	—	107,296,773	—	107,296,773
Collateralized Mortgage Obligations	—	40,970,912	—	40,970,912
Convertible Bonds & Notes	—	4,290,246	—	4,290,246
Asset-Backed Securities	—	589,371	—	589,371

Total Long-Term Investments	—	344,340,884	—	344,340,884

Short-Term Investments†	$10,641,256	—	—	10,641,256

Total Investments	$10,641,256	$344,340,884	—	$354,982,140

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,161,985	—	$3,161,985
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	409,592	—	409,592

Total Other Financial Instruments	—	$3,571,577	—	$3,571,577

Total	$10,641,256	$347,912,461	—	$358,553,717

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,261	—	—	$8,261
Forward Foreign Currency Contracts	—	$2,575,200	—	2,575,200
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	109,005	—	109,005

Total	$8,261	$2,684,205	—	$2,692,466

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

17